Segment and geographical information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segment information

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2024
Sales
To external customers	$2,550	$2,794	$378	$453	$—	$6,175
To other segments	42	9	11	—	(62)	—
	$2,592	2,803	389	453	(63)	6,174
Cost of products sold	(2,080)	(1,634)	(309)	(375)	64	(4,333)
Freight and other distribution costs	(382)	(326)	(65)	(42)	—	(815)
Export duties, net	(72)	—	—	—	—	(72)
Amortization	(192)	(284)	(14)	(48)	(11)	(549)
Selling, general and administration	(142)	(99)	(11)	(29)	(1)	(282)
Equity-based compensation	—	—	—	—	(14)	(14)
Restructuring and impairment charges	(28)	(1)	(3)	(70)	(1)	(102)
Operating earnings (loss)	$(303)	$459	$(13)	$(110)	$(26)	$7

Total assets	3,641	3,943	187	561	429	$8,760
Total liabilities	635	572	89	136	375	$1,807
Capital expenditures	312	140	15	19	1	$487

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2023
Sales
To external customers	$2,722	$2,602	$612	$517	$—	$6,454
To other segments	72	6	11	—	(89)	—
	$2,794	$2,608	$623	$517	$(89)	$6,454
Cost of products sold	(2,215)	(1,594)	(555)	(409)	89	(4,685)
Freight and other distribution costs	(405)	(329)	(120)	(40)	—	(894)
Export duties, net	(8)	—	—	—	—	(8)
Amortization	(185)	(273)	(24)	(49)	(10)	(541)
Selling, general and administration	(164)	(96)	(25)	(21)	—	(307)
Equity-based compensation	—	—	—	—	(25)	(25)
Restructuring and impairment charges	(137)	—	(142)	—	—	(279)
Operating earnings (loss)	$(319)	$316	$(242)	$(3)	$(35)	$(284)

Total assets	3,606	4,338	333	691	446	$9,415
Total liabilities	507	551	125	149	861	$2,193
Capital expenditures	253	156	32	30	7	$477

Geographic distribution
The geographic distribution of non-current assets and external sales based on the location of product delivery is as follows:

	Non-current assets		Sales by geographic area
	2024	2023	2024	2023
United States	$2,748	$2,689	$4,150	$4,251
Canada	3,817	3,883	1,210	1,118
U.K and Europe	358	466	458	524
Asia	—	—	351	557
Other	—	—	5	4
	$6,924	$7,038	$6,174	$6,454